Taxation - Summary of Current and Deferred Components of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 208,043	$ 30,163	¥ 147,818	¥ 59,964
Deferred income tax expense	86,343	12,519	6,598	7,375
Income tax expense	¥ 294,386	$ 42,682	¥ 154,416	¥ 67,339